Cover	Dec. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 05, 2023
Entity Registrant Name	Rent the Runway, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40958
Entity Tax Identification Number	80-0376379
Entity Address, Address Line One	10 Jay Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	212
Local Phone Number	524-6860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	RENT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001468327
Amendment Flag	false